Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue and Operating Income (Loss)

a.    Segment information

	Millions of yen
	2012	2013	2014
Net revenues:
Digital Entertainment—
External customers	¥139,710	¥115,750	¥103,733
Intersegment	690	616	602

Total	¥140,400	¥116,366	¥104,335
Health & Fitness—
External customers	¥82,429	¥79,866	¥76,482
Intersegment	126	30	29

Total	¥82,555	79,896	¥76,511
Gaming & Systems—
External customers	¥25,212	¥24,984	¥31,600
Intersegment	—	—	—

Total	¥25,212	¥24,984	¥31,600
Pachinko & Pachinko Slot Machines—
External customers	¥18,407	¥5,395	¥5,780
Intersegment	23	3	8

Total	¥18,430	¥5,398	¥5,788
Intersegment eliminations and Eliminations	(839)	(649)	(639)

Consolidated	¥265,758	¥225,995	¥217,595

Segment profit (loss):
Digital Entertainment	¥33,021	¥21,163	¥11,738
Health &Fitness	2,829	3,014	(4,024)
Gaming & Systems	6,656	5,606	7,321
Pachinko & Pachinko Slot Machines	4,179	(1,166)	(1,911)

Total segment profit and loss, net	46,685	28,617	13,124
Corporate expenses	(6,223)	(7,259)	(6,189)
Other, net	(436)	557	2,293

INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	¥40,026	¥21,915	¥9,228

Schedule of Segment Assets, Depreciation and Amortization and Capital Expenditures

	Millions of yen
	2012	2013	2014
Net revenues:
Digital Entertainment—
External customers	¥139,710	¥115,750	¥103,733
Intersegment	690	616	602

Total	¥140,400	¥116,366	¥104,335
Health & Fitness—
External customers	¥82,429	¥79,866	¥76,482
Intersegment	126	30	29

Total	¥82,555	79,896	¥76,511
Gaming & Systems—
External customers	¥25,212	¥24,984	¥31,600
Intersegment	—	—	—

Total	¥25,212	¥24,984	¥31,600
Pachinko & Pachinko Slot Machines—
External customers	¥18,407	¥5,395	¥5,780
Intersegment	23	3	8

Total	¥18,430	¥5,398	¥5,788
Intersegment eliminations and Eliminations	(839)	(649)	(639)

Consolidated	¥265,758	¥225,995	¥217,595

Segment profit (loss):
Digital Entertainment	¥33,021	¥21,163	¥11,738
Health &Fitness	2,829	3,014	(4,024)
Gaming & Systems	6,656	5,606	7,321
Pachinko & Pachinko Slot Machines	4,179	(1,166)	(1,911)

Total segment profit and loss, net	46,685	28,617	13,124
Corporate expenses	(6,223)	(7,259)	(6,189)
Other, net	(436)	557	2,293

INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	¥40,026	¥21,915	¥9,228

Segment assets:
Digital Entertainment	¥162,387	¥161,510	¥156,840
Health &Fitness	98,150	96,087	88,394
Gaming & Systems	18,528	21,135	26,210
Pachinko & Pachinko Slot Machines	20,327	19,906	22,138
Corporate assets	28,614	24,310	26,669

Consolidated	¥328,006	¥322,948	¥320,251

Depreciation and amortization:
Digital Entertainment	¥1,957	¥2,530	¥4,413
Health &Fitness	4,331	4,079	3,549
Gaming & Systems	1,349	1,736	538
Pachinko & Pachinko Slot Machines	299	342	358
Corporate	1,862	1,826	1,549

Consolidated	¥9,798	¥10,513	¥10,407

Capital expenditures:
Digital Entertainment	¥1,156	¥1,844	¥2,201
Health &Fitness	1,850	2,127	1,684
Gaming & Systems	3,222	1,548	2,617
Pachinko & Pachinko Slot Machines	532	516	1,505
Corporate	3,930	3,364	17,999

Consolidated	¥10,690	¥9,399	¥26,006

Schedule of Geographic Information

b.    Geographic information

	Millions of yen
	2012	2013	2014
Net revenues:
Japan	¥208,641	¥171,057	¥155,364
United States	35,955	36,631	41,679
Europe	14,561	12,703	14,088
Asia/Oceania	6,601	5,604	6,464

Consolidated net revenues	¥265,758	¥225,995	¥217,595

Property and equipment, net:
Japan	¥57,815	¥57,730	¥73,341
United States	4,191	4,317	6,176
Europe	56	388	527
Asia/Oceania	189	216	169

Consolidated property and equipment, net	¥62,251	¥62,651	¥80,213